Noncontrolling interest-Holdings	9 Months Ended
Sep. 30, 2013
Noncontrolling interest-Holdings

Note 8. Noncontrolling interest—Holdings

Holdings is the predecessor of APAM for accounting purposes, and its consolidated financial statements are our historical financial statements for periods prior to March 12, 2013, the date on which APAM became the general partner of Holdings. As of September 30, 2013, APAM held approximately 24% of the economic interests in Holdings. “Net income (loss) attributable to noncontrolling interests—Artisan Partners Holdings” on the Unaudited Consolidated Statements of Operations represents the portion of earnings or loss attributable to the economic interests in Holdings held by the limited partners of Holdings. All income for the period prior to March 12, 2013, is entirely attributable to noncontrolling interests.

During the nine months ended September 30, 2013, APAM’s ownership interest in Holdings increased due to (i) the issuance of 1,575,157 Holdings’ GP units corresponding to 1,575,157 restricted shares of Class A common stock issued by APAM during the period and (ii) the forfeiture of 82,655 Holdings’ LP units as a result of the termination of employment of employee-partners. Since APAM continues to have a controlling interest in Holdings, changes in ownership of Holdings are accounted for as equity transactions. “Additional paid-in capital” and “Noncontrolling interest - Artisan Partners Holdings” on the Unaudited Condensed Consolidated Statements of Financial Condition are adjusted to reallocate Holdings’ historical equity to reflect the change in APAM’s ownership of Holdings.

As a result of the change in ownership, a deficit of $33.2 million was transferred to additional paid-in capital from noncontrolling interests in Artisan Partners Holdings. Additionally, accumulated other comprehensive income is adjusted to reflect the change in ownership interest through a $0.1 million reduction to noncontrolling interest and a $0.1 million increase to accumulated other comprehensive income. The increased ownership level also resulted in a $0.3 million decrease in deferred tax assets and accumulated other comprehensive income. The impact of the change in APAM’s ownership interests in Holdings is reflected in “Cumulative impact of changes in ownership of Artisan Partners Holdings LP, net of tax” in the Unaudited Consolidated Statement of Changes in Stockholders’ Equity.